Submission	Jun. 23, 2026
Submission [Line Items]
Central Index Key	0001060391
Registrant Name	REPUBLIC SERVICES, INC.
Registration File Number	333-286741
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES